Stockholders' Equity - Schedule of Outstanding Unexercised Common Stock Warrants (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of Shares	757,977	757,977
Unexercised Common Stock Warrants [Member]
Number of Shares	7,722,501	7,023,464
Warrant expiration term	3 years 9 months 4 days
2006 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.17	$ 0.17
Number of Shares	60,920	60,920
Warrants expiration date	Oct. 31, 2016
2009 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.44	$ 0.44
Number of Shares	118,383	118,383
Warrants expiration date	Mar. 16, 2019
2010 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.44	$ 0.44
Number of Shares		254,997
Warrants expiration date	Feb. 04, 2020
April 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Warrants expiration date	Apr. 28, 2020
June 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	50,000
Warrants expiration date	Jun. 04, 2020
September 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	25,000
Warrants expiration date	Sep. 20, 2020
November 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	75,000
Warrants expiration date	Nov. 14, 2020
July 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.50
Number of Shares	166,667
Warrants expiration date	May 30, 2018
July 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.50
Number of Shares	166,667
Warrants expiration date	Jun. 30, 2018
July 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	500,000
Warrants expiration date	Jun. 30, 2018
July 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	46,667
Warrants expiration date	Jul. 02, 2018
July 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.00
Number of Shares	12,625
Warrants expiration date	Jul. 10, 2018
September 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.62
Number of Shares	625,000
Warrants expiration date	Aug. 31, 2021
September 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	699,671
Warrants expiration date	Sep. 18, 2021
September 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	89,588
Warrants expiration date	Sep. 29, 2021
October 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	126,582
Warrants expiration date	Oct. 23, 2017
October 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.58
Number of Shares	3,955,697
Warrants expiration date	Oct. 23, 2017
February 2015 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.58
Number of Shares	699,037
Warrants expiration date	Feb. 14, 2018
April 2010 [Member] | Unexercised Common Stock Warrants [Member]
Number of Shares	254,997
April 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price		$ 1.00
Number of Shares	50,000	200,000
2014 [Member] | Unexercised Common Stock Warrants [Member]
Number of Shares		6,389,164
2014 [Member] | Unexercised Common Stock Warrants [Member] | Minimum [Member]
Exercise Price		$ 1.00
2014 [Member] | Unexercised Common Stock Warrants [Member] | Maximum [Member]
Exercise Price		$ 1.62